Note 6 - Operating Segment Reporting - Total Assets Operating Segment (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Total Assets Line Items
Assets	€ 676,689	€ 690,059	[1]	€ 731,856	[1],[2]
Banking Activity in Spain [Member]
Total Assets Line Items
Assets	335,294	319,417	[1]	335,847	[1],[2]
Real Estate Activity in Spain [Member]
Total Assets Line Items
Assets	4,163	9,714	[1]	13,713	[1],[2]
United States [Member]
Total Assets Line Items
Assets	82,057	75,775	[1]	88,902	[1],[2]
Turkey [Member]
Total Assets Line Items
Assets	66,250	78,694	[1]	84,866	[1],[2]
Mexico [Member]
Total Assets Line Items
Assets	96,455	94,061	[1]	93,318	[1],[2]
South America [Member]
Total Assets Line Items
Assets	52,385	74,636	[1]	77,918	[1],[2]
Rest Of Eurasia [Member]
Total Assets Line Items
Assets	18,000	17,265	[1]	19,106	[1],[2]
Subtotal [Member]
Total Assets Line Items
Assets	654,605	669,562	[1]	713,670	[1],[2]
Corporate Center [Member]
Total Assets Line Items
Assets	22,084	20,497	[1]	18,186	[1],[2]
Total [Member]
Total Assets Line Items
Assets	€ 676,689	€ 690,059		€ 731,856

[1]	(1) The figures corresponding to 2017 have been restated (see Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previou sly part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of th e United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.